Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	410,260	410,260	1,689,709	839,275
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	¥ 5,906,957	$ 905,282	¥ 4,016,832	¥ 2,128,787
Interest expenses from convertible senior notes | ¥			9,062	57,293
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥	¥ 5,906,957		¥ 4,025,894	¥ 2,186,080
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	135,077,790	135,077,790	133,524,129	132,266,157
Dilutive employee share options and non-vested ordinary shares	2,958,220	2,958,220	1,289,127	1,562,347
Dilutive convertible senior notes			1,268,159	6,255,106
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	138,036,010	138,036,010	136,081,415	140,083,610
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 43.73	$ 6.70	¥ 30.08	¥ 16.09
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 42.79	$ 6.56	¥ 29.58	¥ 15.61